UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       October 30, 2007

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $121234



List of Other Included Managers:

NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     6543    69920 SH       SOLE                    69920
AllianceBernstein Holding L.P. COM              01881G106      588     6675 SH       SOLE                     6675
Allstate Corp                  COM              020002101      210     3668 SH       SOLE                     3668
Berkshire Hathaway Inc CL B    COM              084670207     3474      879 SH       SOLE                      879
Bridgehampton National Bank    COM              108035106     4176   168733 SH       SOLE                   168733
Carmax Inc.                    COM              143130102     5247   258110 SH       SOLE                   258110
Citigroup Inc.                 COM              172967101     3724    79800 SH       SOLE                    79800
Currency Shares Euro Shares    COM              23130c108      350     2450 SH       SOLE                     2450
Emerson Elec Co                COM              291011104     6943   130450 SH       SOLE                   130450
General Elec Co                COM              369604103     7191   173705 SH       SOLE                   173705
Goldman Sachs Group Inc        COM              38141G104     5656    26095 SH       SOLE                    26095
Illinois Tool Wks Inc.         COM              452308109     5116    85780 SH       SOLE                    85780
L 3 Communications Hldg Corp   COM              502424104     6500    63640 SH       SOLE                    63640
Medtronic Inc.                 COM              585055106     6386   113215 SH       SOLE                   113215
Morgan Stanley, Dean Witter &  COM              617446448      547     8680 SH       SOLE                     8680
Nestle SA                      COM              641069406     3307    29550 SH       SOLE                    29550
Pepsico Inc.                   COM              713448108     5821    79455 SH       SOLE                    79455
Procter and Gamble Co          COM              742718109     2362    33575 SH       SOLE                    33575
Schlumberger                   COM              806857108     8065    76805 SH       SOLE                    76805
Sealed Air Corp New            COM              81211K100     5018   196320 SH       SOLE                   196320
Staples Inc.                   COM              855030102     6507   302776 SH       SOLE                   302776
Stryker Corp                   COM              863667101     1757    25550 SH       SOLE                    25550
Target Corp                    COM              87612E106     7317   115100 SH       SOLE                   115100
UnitedHealth Group Inc         COM              91324P102     4543    93800 SH       SOLE                    93800
Wal Mart Stores Inc.           COM              931142103     1023    23430 SH       SOLE                    23430
Walgreen Co.                   COM              931422109     5837   123570 SH       SOLE                   123570
XTO Energy Inc.                COM              98385X106     6467   104571 SH       SOLE                   104571
Yadkin Valley Bk & TR Co Elkin COM              984314104      560    34937 SH       SOLE                    34937